Segment Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Research and development	$ (51,857,545)	$ (13,279,780)	$ (8,358,043)
Loss from operations	(189,489,734)	(18,178,722)	(9,591,919)
Unallocated amounts
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Selling, general and administrative/New Warrants expenses	(137,632,189)	(4,898,942)	(1,233,876)
eVTOL [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Research and development	(42,892,901)	(11,207,794)	(7,583,456)
UATM [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Research and development	(7,032,154)	(2,071,986)	(774,587)
Service and Support
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Research and development	$ (1,932,490)	$ 0	$ 0